Segments - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	4 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Jan. 31, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Inventory step-up	$ (31.1)	$ (72.6)
Bridge Facility [Member] | Debt Associated Fees [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees			4.0
Successor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted EBITDA			699.0	0	840.5
Inventory step-up			(103.7)	0	0
Merger and acquisition related costs			(28.1)	(29.0)	0	(29.0)
Financing fees			(25.0)	0	(6.1)
Foreign I/C Exchange losses			(48.9)	0	(81.2)
Long-term employee benefit plan adjustments			(9.5)	0	0.6
Termination benefits and other employee related costs			(147.5)	0	(18.4)
Consulting and advisory fees			(54.7)	0	(36.3)
Transition-related costs			(29.3)	0	(101.8)
Cost of Initial Public Offering			0	0	(22.3)
Other adjustments			(2.3)	0	(10.8)
Dividends in respect of noncontrolling interest			5.2	0	2.2
Management fee expense			(3.1)	0	(3.2)
EBITDA			252.1	(29.0)	563.2
Interest expense, net			215.1	0	217.7
Depreciation and amortization			300.7	0	308.7
Income (loss) before income taxes			(263.7)	(29.0)	36.8
Bridge financing commitment fees			25.0	0	0
Gains (losses) on extinguishment of debt			0	0	(6.1)
Gain (loss) on sale of derivatives			19.4
Successor [Member] | New Dollar Term Loan [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) on extinguishment of debt					(3.0)
Repayments of debt					100.0
Successor [Member] | Bridge Facility [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees			21.0
Successor [Member] | Senior Secured Credit Facilities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Refinancing costs					3.1
Successor [Member] | Carlyle Investment Management Llc [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consulting and advisory fees					(3.0)
Management fee expense			(3.1)		(3.2)
Pre tax charge related to management agreement					13.4		13.4
Predecessor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted EBITDA						577.6		32.7
Inventory step-up						0		0
Merger and acquisition related costs						0		0
Financing fees						0		0
Foreign I/C Exchange losses						(17.7)		(4.5)
Long-term employee benefit plan adjustments						(36.9)		(2.3)
Termination benefits and other employee related costs						(8.6)		(0.3)
Consulting and advisory fees						0		0
Transition-related costs						0		0
Cost of Initial Public Offering						0		0
Other adjustments						(12.6)		(0.1)
Dividends in respect of noncontrolling interest						0		0
Management fee expense						0		0
EBITDA						503.7		25.5
Interest expense, net						0		0
Depreciation and amortization						110.7		9.9
Income (loss) before income taxes						393.0		15.6
Bridge financing commitment fees						0		0
Gains (losses) on extinguishment of debt						0		0
Predecessor [Member] | Noncontrolling Interest [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Dividends in respect of noncontrolling interest						$ 1.9